UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Joho Capital, L.L.C.

Address:  55 East 59th Street
          New York, New York 10022

13F File Number: 28-05521

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Tim McManus
Title:  Chief Financial Officer
Phone:  (212) 326-9560


Signature, Place and Date of Signing:

/s/ Tim McManus                New York, New York           August 14, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  5

Form 13F Information Table Value Total: $ 86,110
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                                                       Joho Capital, L.L.C.
                                                             30-Jun-03
                                                      13-F INFORMATION TABLE
                                        TITLE
                                         OF                  MKT VALUE   SHRS OR   SH/  PUT/ INVESTMENT OTHR     VOTING AUTHORITY
NAME OF ISSUER                          CLASS      CUSIP     (X$1000)    PRN CALL  PRN  CALL DISCRETION MGRS   SOLE   SHARE   NONE

AFLAC, INC                             Common    001055102    41,135    1,337,716     SH        Sole         1,337,716
American International Group           Common    026874107    23,452      425,000     SH        Sole           425,000
INTERNET INITIATIVE JAPAN INC ADR      Common    46059T109    13,818    3,169,356     SH        Sole         3,169,356
ASML Holdings NV - NY Reg Shares       Common    070591110     7,512      785,000     SH        Sole           785,000
Crosswave Communications ADR           Common    227686102       193       63,299     SH        Sole            63,299
                                                              86,110



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